Commitments and Contingencies - Majestic Dragon (Details) - USD ($)			1 Months Ended	6 Months Ended
	Oct. 05, 2021	Jul. 31, 2021	Jan. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Majestic Dragon agreement details		consulting and advisory services to the Company commencing on the closing of the Hertford Agreement, dated as of July 31, 2021, for a term ending on the date on which Majestic Dragon and its affiliates or any funds managed by Majestic Dragon cease to own, directly or indirectly, any equity interests of the Company
Advisory fee		3.00%
Majestic Dragon contingent consideration		100 Bitcoin per year for a period of two years, payable from the first coin mined in the corresponding year
Consulting and advisory expenses				$ 3,500,000
Adjustment reducing liability				1,600,000
Liability				2,339,000	$ 3,250,000
Lessee, operating lease, description	The agreement allows for approximately 230 MW of net carbon neutral digital mining hosting capacity to be managed by Core Scientific as hosting partner.		In January 2022, the Company entered into a lease agreement for administrative offices and research facilities located in Waxahachie, Texas (the “Waxahachie Lease”) for approximately 3,600 square feet
Incentive to lessee			$ 147,000
Lessee, operating lease, remaining lease term (in years)			5 years
Letters of credit outstanding, amount				0
Majestic Dragon Financial Services Ltd.
Other Commitments [Line Items]
Liability				$ 1,900,000